Description of the Business (Detail) - CAD ($) $ in Millions					1 Months Ended
	Jun. 20, 2019	May 01, 2019	Dec. 20, 2018	Oct. 13, 2016	Jun. 30, 2018	Dec. 31, 2015	Dec. 31, 2019
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period				10 years
Revenue cap escalator	1.10%
Hydro One Remote Communities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical distribution, increased base rate		1.80%
2015 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 39
2016 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						36
2017 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						37
2018 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						38
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical transmission revenue index rate		1.40%
Distribution revenue requirement					$ 1,459
2019 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement			$ 33			$ 37
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,498
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,532
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,578
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					$ 1,624
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party							66.00%
Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party							75.00%